Bank Borrowings - Schedule of Maturities of Bank Borrowings (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Bank Borrowings
Between 1 to 3 years	$ 1,596,000	$ 360,000
Between 3 to 4 years	2,127,000	839,000
Between 4 to 5 years	2,659,000	1,079,000
Later than 5 years	33,765,000	15,826,000
Bank borrowings	40,147,000	$ 18,104,000
Unutilized bank borrowing facilities	$ 65,343,000